Annual Operating Expenses {- Fidelity® MSCI Consumer Discretionary Index ETF} - 09.30 Fidelity MSCI Sector ETFs Combo PRO-08 - Fidelity® MSCI Consumer Discretionary Index ETF - Fidelity MSCI Consumer Discretionary Index ETF-Default
Dec. 01, 2020
Operating Expenses:
Management fee	0.084%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.084%